DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues [Abstract]
Sales of goods and services	$ 55,543,573	$ 65,836,288	$ 70,485,082
Subsidies	327,865	275,615	851,800
Total	$ 55,871,438	$ 66,111,903	$ 71,336,882